Share-Based Payment - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Parenthetical) (Detail) - shares	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
NumberOfInstrumentsOtherEquityInstrumentsGranted		1,070,685
Free Shares [member] | 2018 Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
NumberOfInstrumentsOtherEquityInstrumentsGranted	423,285
Number of free shares void		6,535
Free Shares [member] | Bottom of Range [member] | 2018 Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum vesting period	2 years
Free Shares [member] | Top of Range [member] | 2018 Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum vesting period	3 years